Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Supplies	$ 1,045	$ 797
Raw materials	278	250
Work in process	857	741
Finished products	718	728
Inventories	2,898	2,516
Less non-current portion (Note 14)	(213)	(126)
Inventories	$ 2,685	$ 2,390